Securities Operations

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New York, NY 10005

tel: 212.656.5026
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pmadho@nyse.com

1-1556

[redacted]

02013785

Cert NYS

**NYSE**

March 15, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Chiquita Brands International, Inc., Common Stock, par value $.01 per share, Warrants to subscribe for Common Stock and % Senior Notes due 2009 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 15, 2002. Tentative listing date – March 20, 2002.

Sincerely,